Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share
i)Basic earnings per share
The following table sets forth the computation of basic earnings per share attributable to ordinary shareholders for the six months ended June 30, 2026 and 2025 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2026	2025
Basic earnings per share:
Numerator
Net income for the period	355	30
Net loss attributable to non-controlling interests	(34)	(29)
Net income for the period attributable to ordinary shareholders	389	59
Denominator
Basic weighted-average ordinary shares outstanding	4,088,747	4,099,960
Basic earnings per share attributable to ordinary shareholders	0.10	0.01
ii)Diluted earnings per share
The following table sets forth the computation of diluted earnings per share attributable to ordinary shareholders for the six months ended June 30, 2026 and 2025 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2026	2025
Diluted earnings per share:
Numerator
Net income for the period attributable to ordinary shareholders	389	59
Interest expense on convertible notes	43	—
Net change in fair value of the embedded derivative of the convertible notes	(150)	—
Diluted income for the period attributable to ordinary shareholders	282	59
Denominator
Weighted-average number of ordinary shares (Basic)	4,088,747	4,099,960
Stock options	8,217	12,946
Restricted share units and restricted ordinary shares	69,593	86,677
Convertible notes	229,008	—
Common shares issued for equity stock purchase plan	2,620	1,886
Weighted-average number of ordinary shares (Diluted)	4,398,185	4,201,469
Diluted earnings per share attributable to ordinary shareholders	0.06	0.01
The following potentially dilutive outstanding securities (reflected in thousands of GHL ordinary shares) were excluded from the computation of diluted earnings per ordinary share either because their effects would have been antidilutive for the six months ended June 2026 and 2025, or are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	For six months ended June 30
	2026	2025
Warrants	26,000	26,000
Share options	6,198	6,198
Restricted share units and restricted ordinary shares	73,189	54,619
Convertible notes	—	229,008
Option to swap the shares in a subsidiary of GHL for GHL Class A Ordinary Shares	33,549	—
Total	138,936	315,825